Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related party transactions
30	Related party transactions

The following is a list of the Group’s major related parties:

Names of related parties	Relationship with the Company

Sinopec Group	Ultimate parent company
JYJC	Joint venture of the Group
BOC	Joint venture of the Group
Jinpu	Joint venture of the Group
Yangu Gas	Joint venture of the Group
Azbil	Associate of the Group
Chemical Industry	Associate of the Group
Jinsen	Associate of the Group
Secco	Associate of the Group
Shanghai Carbon Fiber Composites Innovation Research Institute Energy	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited	Associate of the Group
Shidian Energy	Associate of the Group
Anqing Refinery Shuguang Oxo Company Limited	Subsidiary of the immediate parent company
BASF Gao-Qiao Performance Chemicals(Shanghai) Company Limited	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International (Nanjing) Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Wuhan Company Limited	Subsidiary of the immediate parent company
China Petrochemical Technology Company Limited	Subsidiary of the immediate parent company
Dalian Frip Science and Technology Company Limited	Subsidiary of the immediate parent company
Epec Commercial Factoring Company Limited	Subsidiary of the immediate parent company
Fujian Gulei Petrochemical Company Limited	Subsidiary of the immediate parent company
Fujian Refining & Petrochemical Company Limited (FREP)	Subsidiary of the immediate parent company
Nanjing Yangzi Petrochemical Rubber Company Limited	Subsidiary of the immediate parent company
Ningbo Eastsea Linefan Technology Company Limited	Subsidiary of the immediate parent company
PetroChina International (Singapore) Pte. Ltd	Subsidiary of the immediate parent company
Petro-CyberWorks Information Technology Company Limited	Subsidiary of the immediate parent company
Qingdao Sinosun Management System Certification Center Company Limited	Subsidiary of the immediate parent company
Shanghai Jinshan Trading Corporation	Subsidiary of the immediate parent company
Shanghai KSD Bulk Solids Engineering Company Limited	Subsidiary of the immediate parent company
Shanghai Leader Catalyst Company Limited	Subsidiary of the immediate parent company
Shengli Oil Field Exploration And Development Research Institute	Subsidiary of the immediate parent company
Sinopec Beijing Research Institute of Chemical Industry	Subsidiary of the immediate parent company
Sinopec Catalyst Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Sinopec Dalian (Fushun) Research Institute of Petroleum and Petrochemicals	Subsidiary of the immediate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
Sinopec Group Beijing Yanshan Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Honeywell(Tianjin) Company Limited	Subsidiary of the immediate parent company
Sinopec Japan Company Limited	Subsidiary of the immediate parent company
Sinopec Lubricating Oil Shanghai Research Institute Company Limited	Subsidiary of the immediate parent company
Sinopec Materials & Equipment (East China) Company Limited	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Research Institute of Petroleum Processing	Subsidiary of the immediate parent company
Sinopec Safety Engineering Institute	Subsidiary of the immediate parent company
Sinopec Shanghai Research Institute of Petrochemical Technology	Subsidiary of the immediate parent company
Sinopec Shanghai Gaoqiao Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited	Subsidiary of the immediate parent company
Sinopec International Company Limited	Subsidiary of the immediate parent company
Sinopec Nanjing valve supply reserve centers	Subsidiary of the immediate parent company
Sinopec Qingdao Refining&Chemical Company Limited	Subsidiary of the immediate parent company
Storage And Transportation Installation Company of Ningbo Engineering Company Limited	Subsidiary of the immediate parent company
Unipec (Ningbo) International Logistics Company Limited	Subsidiary of the immediate parent company
Unipec America, Inc	Subsidiary of the immediate parent company
Unipec Singapore	Subsidiary of the immediate parent company
Zhoushan Shihua Crude Oil Terminal Company Limited	Subsidiary of the immediate parent company
BASF-YPC Company Limited	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the immediate parent company
Beijing Petrochemical Engineering Consulting Company Limited	Subsidiary of the ultimate parent company
Beijing Shihua Hotel	Subsidiary of the ultimate parent company
Beijing Victory Hotel Company Limited	Subsidiary of the ultimate parent company
China Petrochemical Press Company Limited	Subsidiary of the ultimate parent company
Jiangsu Jinling Opta Polymer Company Limited	Subsidiary of the ultimate parent company
National Petrochemical Project Risk Assessment Technology Center	Subsidiary of the ultimate parent company
Petrochemical Engineering Quality Supervision Centre	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machinery Manufacture Limited Company	Subsidiary of the ultimate parent company
Shanghai Petrochemical Seawall Management Office	Subsidiary of the ultimate parent company
Shanghai Sanopec Company Limited	Subsidiary of the ultimate parent company
Sinopec Assets Management Corporation	Subsidiary of the ultimate parent company
Sinopec Consulting Company Limited	Subsidiary of the ultimate parent company
Sinopec Economics & Development Research Institute	Subsidiary of the ultimate parent company
Sinopec Energy Saving Technology Service Company Limited	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation	Subsidiary of the ultimate parent company
Sinopec Finance	Subsidiary of the ultimate parent company
Sinopec Group Shanghai Training Center	Subsidiary of the ultimate parent company
Sinopec International Travel Service Company Limited	Subsidiary of the ultimate parent company
Sinopec Luoyang Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Management Institute	Subsidiary of the ultimate parent company
Sinopec Nanjing Chemical Industries Company Limited	Subsidiary of the ultimate parent company
Sinopec Nanjing Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec News	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Petroleum Commercial Reserve Company Limited	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Shared Services Company Limited	Subsidiary of the ultimate parent company
Sinopec Tendering Company Limited	Subsidiary of the ultimate parent company
Sinopec Zhongyuan Oilfield	Subsidiary of the ultimate parent company
Sinopec (Shenzhen) E-Commerce Company Limited	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the ultimate parent company
Yihua Tory Polyester Film Company Limited	Subsidiary of the ultimate parent company

The following is a summary of significant balances and transactions between the Group and its related parties except for the dividends received as disclosed in the forgoing Note 23.

(a)	Most of the transactions undertaken by the Group during the year ended 31 December 2019 have been affected on such terms as determined by Sinopec Corp. and relevant PRC authorities.

Sinopec Corp. negotiates and agrees the terms of crude oil supply with suppliers on a group basis, which is then allocated among its subsidiaries, including the Group, on a discretionary basis. Sinopec Corp. also owns a widespread petroleum products sales network and possesses a fairly high market share in domestic petroleum products market, which is subject to extensive regulation by the PRC government.

The Group has entered into a mutual product supply and sales services framework agreement with Sinopec Corp. Pursuant to the agreement, Sinopec Corp. provides the Group with crude oil, other petrochemical raw materials and agent services. On the other hand, the Group provides Sinopec Corp. with petroleum products, petrochemical products and property leasing services.

The pricing policy for these services and products provided under the agreement is as follows:

If there are applicable State (central and local government) tariffs, the pricing shall follow the State tariffs;

If there are no State tariffs, but there are applicable State’s guidance prices, the pricing shall follow the State’s guidance prices; or

If there are no State tariffs or State’s guidance prices, the pricing shall be determined in accordance with the prevailing market prices (including any bidding prices).

Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures were as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Sales of petroleum products	39,992,682	49,209,765	50,354,162
Sales other than petroleum products	6,708,955	7,112,332	8,642,514
Purchases of crude oil	34,819,936	44,175,644	43,886,966
Purchases other than crude oil	4,987,955	8,996,814	9,579,239
Sales commissions	116,616	139,837	125,619
Rental income	28,368	29,551	31,972

(b)	Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group were as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Sales of goods and service fee income
- Sinopec Group and its subsidiaries	10,531	11,486	7,724
- Associates and joint ventures of the Group	3,043,689	4,130,295	2,843,909

	3,054,220	4,141,781	2,851,633

Purchase
- Sinopec Group and its subsidiaries	378,111	2,253,446	1,918,873
- Associates and joint ventures of the Group	4,034,448	3,982,729	4,579,969

	4,412,559	6,236,175	6,498,842

Insurance premiums expenses
- Sinopec Group and its subsidiaries	126,405	121,329	108,223

Lease expenses
- Sinopec Group and its subsidiaries	53,960	59,160	-

Depreciation of right-of-use assets
- Sinopec Group and its subsidiaries	—	—	80,552
- Joint ventures of the Group	—	—	88

	—	—	80,640

Interest expense of lease liabilities
- Sinopec Group and its subsidiaries	—	—	2,285
- Joint ventures of the Group	—	—	19

	—	—	2,304

Loans borrowed
- Sinopec Finance	-	50,000	-

Interest income
- Sinopec Finance	5,147	610	1,295

Loans repayment
- Sinopec Finance	-	50,000	-

Interest expense
- Sinopec Finance	-	1,326	-

Construction and installation cost
- Sinopec Group and its subsidiaries	172,404	109,146	143,560

Rental income
- Associates and joint ventures of the Group	-	-	11,370
- Sinopec Group and its subsidiaries	-	-	461

	-	-	11,831

The directors of the Company are of the opinion that the transactions with Sinopec Corp., its subsidiaries and joint ventures, Sinopec Group and its subsidiaries, associates and joint ventures of the Group as disclosed in Note 30(a) and 30(b) were conducted in the ordinary course of business, on normal commercial terms and in accordance with the agreements governing such transactions.

(c)

The relevant amounts due from/to Sinopec Corp., its subsidiaries and joint venture, Sinopec Group and its subsidiaries, associates and joint ventures of the Group, arising from purchases, sales and other transactions as disclosed in Note 30(a) and 30(b), are summarized as follows:

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	2,142,731	1,505,836
- Sinopec Group and its subsidiaries	457	-
- Associates and joint ventures of the Group	143,061	60,157

	2,286,249	1,565,993

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	4,238,963	4,756,382
- Associates and joint ventures of the Group	283,717	749,459
- Sinopec Group and its subsidiaries	45,134	202,553

	4,567,814	5,708,394

Lease liabilities
- Sinopec Group and its subsidiaries	—	15,571
- Joint ventures of the Group	—	698

	—	16,269

Cash deposits, maturing within 3 months
- Sinopec Finance	22,082	67,015

(d)	As at 31 December 2019 and 31 December 2018, cash deposits with Sinopec Finance were at an interest rate of 0.35% per annum.

(e)	Key management personnel compensation and post-employment benefit plans

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors and supervisors of the Group. The key personnel compensations are as follows:

	Year ended 31 December
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	5,926	7,561	9,120
Post-employment benefits	143	159	225
Share-based payments	505	-	-

	6,574	7,720	9,345

(f)	Contributions to defined contribution retirement plans

The Group participates in defined contribution retirement plans organized by municipal governments for its staff. The contributions to defined contribution retirement plans are as follows:

	Year ended 31 December
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Municipal retirement scheme costs	249,578	262,728	258,328
Supplementary retirement scheme costs	66,546	75,312	125,370

As at 31 December 2019 and 31 December 2018, there was no material outstanding contribution to the above defined contribution retirement plans.

(g)	Transactions with other state-owned entities in the PRC

The Group is a state-controlled enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government (collectively referred to as “state-controlled entities”) through its government authorities, agencies, affiliations and other organizations.

Apart from transactions with related parties, the Group has transactions with other state-controlled entities which include, but are not limited to, the following:

•	sales and purchases of goods and ancillary materials;

•	rendering and receiving services;

•	lease of assets, purchase of property, plant and equipment;

•	placing deposits and obtaining finance; and

•	use of public utilities

These transactions are conducted in the ordinary course of the Group’s business on terms comparable to those with other entities that are not state controlled. The Group has established its procurement policies, pricing strategy and approval process for purchases and sales of products and services which do not depend on whether the counterparties are state-controlled entities or not.

(h)	Commitments with related parties

Construction and installation cost

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Sinopec Group and its subsidiaries	16,011	156,309

(i)	Investment commitments with related parties

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Capital contribution to Shanghai Secco (i)	111,263	111,263
Capital contribution to Shidian Energy (ii)	-	80,000

	111,263	191,263

(i)

Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make capital contribution of USD 30,017 thousands (RMB 182,804 thousands equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2019, the Company has contributed RMB 71,541 thousands to Shanghai Secco. According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.

(ii)

Pursuant to the articles of association of Shidian Energy in August 2019, Toufa agreed to make capital contribution of RMB 400,000 thousands to acquire 40% share of Shidian Energy. As at 31 December 2019, Toufa has contributed RMB 320,000 thousands to Shidian Energy, and the rest of the capital contribution to Shidian Energy should be paid before January 2022 in accordance with the agreement.

Except for the above disclosed in Note 30(h) and 30(i), the Group had no other material commitments with related parties as at 31 December 2019, which are contracted, but not included in the financial statements.